Income Tax - Schedule of Major Components of Income Tax Assets (Detail) - GBP (£) £ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current income tax receivable
Current income tax receivable	£ 6,373	£ 4,263
Deferred tax asset
Deferred tax asset	34	47
U.K. [member]
Current income tax receivable
Current income tax receivable	6,362	4,239
U.S. [member]
Current income tax receivable
Current income tax receivable	11	24
Deferred tax asset
Deferred tax asset	£ 34	£ 47